Allowance For Credit Losses And Credit Quality (Schedule Of Investment In Impaired Loan) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commercial Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 32,773	$ 40,140
Unpaid Principal Balance	33,448	42,193
Related Allowance	(675)	(2,053)
Average Recorded Investment	42,870	48,053
Interest Income Recognized	371	348
Commercial Loans [Member] | With No Related Allowance Recorded [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	26,151	32,267
Unpaid Principal Balance	26,151	32,267
Related Allowance
Average Recorded Investment	34,682	35,673
Interest Income Recognized	168	173
Commercial Loans [Member] | With No Related Allowance Recorded [Member] | Business [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,824	6,403
Unpaid Principal Balance	1,824	6,403
Related Allowance
Average Recorded Investment	2,621	8,642
Interest Income Recognized	33	144
Commercial Loans [Member] | With An Allowance Recorded [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	3,464	1,430
Unpaid Principal Balance	3,663	3,304
Related Allowance	(199)	(1,874)
Average Recorded Investment	3,678	3,315
Interest Income Recognized	123	26
Commercial Loans [Member] | With An Allowance Recorded [Member] | Business [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	1,334	40
Unpaid Principal Balance	1,810	219
Related Allowance	(476)	(179)
Average Recorded Investment	1,889	423
Interest Income Recognized	47	5
Mortgage Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	9,861	4,763
Unpaid Principal Balance	10,070	4,910
Related Allowance	(209)	(147)
Average Recorded Investment	7,955	6,163
Interest Income Recognized	131	30
Mortgage Loans [Member] | With An Allowance Recorded [Member] | Mortgage - Prime [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	9,861	4,763
Unpaid Principal Balance	10,070	4,910
Related Allowance	(209)	(147)
Average Recorded Investment	7,955	6,163
Interest Income Recognized	131	30
Mortgage Loans [Member] | With An Allowance Recorded [Member] | Mortgage - Subprime [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment
Unpaid Principal Balance
Related Allowance
Average Recorded Investment
Interest Income Recognized
Consumer Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	7,445	6,812
Unpaid Principal Balance	7,553	6,889
Related Allowance	(108)	(77)
Average Recorded Investment	9,200	7,650
Interest Income Recognized	84	107
Consumer Loans [Member] | With An Allowance Recorded [Member] | Indirect Automobile [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	865	987
Unpaid Principal Balance	868	994
Related Allowance	(3)	(7)
Average Recorded Investment	1,514	1,399
Interest Income Recognized	28	40
Consumer Loans [Member] | With An Allowance Recorded [Member] | Credit Card [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	413	391
Unpaid Principal Balance	424	403
Related Allowance	(11)	(12)
Average Recorded Investment	372	440
Interest Income Recognized
Consumer Loans [Member] | With An Allowance Recorded [Member] | Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	5,860	4,826
Unpaid Principal Balance	5,951	4,873
Related Allowance	(91)	(47)
Average Recorded Investment	6,713	5,014
Interest Income Recognized	51	59
Consumer Loans [Member] | With An Allowance Recorded [Member] | Other [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment	307	608
Unpaid Principal Balance	310	619
Related Allowance	(3)	(11)
Average Recorded Investment	601	797
Interest Income Recognized	$ 5	$ 8